Simplify Health Care ETF
Schedule of Investments
September 30,2024 (Unaudited)
1
Shares Value
Common Stocks – 96.0%
Consumer Discretionary – 2.2%
Chewy, Inc., Class A* ...................................................... 183,617 $ 5,378,142
Health Care – 84.5%
Abbott Laboratories ........................................................ 14,083 1,605,603
AbbVie, Inc. .............................................................. 47,252 9,331,325
agilon health, Inc.* ......................................................... 168,696 662,975
Akero Therapeutics, Inc.* ................................................... 55,312 1,586,901
Argenx SE, ADR* ......................................................... 2,419 1,311,292
Avantor Inc* .............................................................. 84,678 2,190,620
Benitec Biopharma, Inc.* .................................................... 116,535 1,070,957
Biogen, Inc.* ............................................................. 2,409 466,961
BioMarin Pharmaceutical, Inc.* ............................................... 8,489 596,692
Bio-Techne Corp. ......................................................... 7,618 608,907
Boston Scientific Corp.* .................................................... 1,132 94,862
Bristol-Myers Squibb Co. ................................................... 881 45,583
Cigna Group (The) ........................................................ 20,917 7,246,485
Cooper Cos., Inc. (The)* .................................................... 8,868 978,495
Danaher Corp. ............................................................ 2,072 576,057
Elevance Health, Inc. ...................................................... 8,749 4,549,480
Eli Lilly & Co. ............................................................. 19,082 16,905,507
Embecta Corp. ........................................................... 2,335 32,924
Establishment Labs Holdings, Inc.* ........................................... 21,639 936,320
Exact Sciences Corp* ...................................................... 29,277 1,994,349
Fulcrum Therapeutics, Inc.* ................................................. 351,314 1,254,191
Gilead Sciences, Inc. ...................................................... 96,202 8,065,576
HCA Healthcare Inc ........................................................ 2,351 955,517
Henry Schein, Inc.* ........................................................ 5,860 427,194
Insmed, Inc.* ............................................................. 552 40,296
Intra-Cellular Therapies, Inc.* ................................................ 30,835 2,256,197
Intuitive Surgical, Inc.* ...................................................... 23,230 11,412,202
IQVIA Holdings, Inc.* ....................................................... 9,637 2,283,680
Johnson & Johnson ........................................................ 67,601 10,955,418
Leap Therapeutics, Inc.* .................................................... 1,056,895 2,716,220
LivaNova PLC* ........................................................... 14,346 753,739
Masimo Corp.* ........................................................... 193 25,733
Merck & Co Inc ........................................................... 4 454
Myriad Genetics, Inc.* ...................................................... 173,626 4,755,616
Regeneron Pharmaceuticals, Inc.* ............................................ 9,591 10,082,443
Revvity Inc ............................................................... 24,303 3,104,708
Roche Holding AG, ADR .................................................... 176,457 7,049,457
Royalty Pharma PLC, Class A ............................................... 94,066 2,661,127
Sanofi, ADR .............................................................. 204,143 11,764,761
Sarepta Therapeutics Inc* ................................................... 192,962 24,099,024
Stryker Corp. ............................................................. 1,812 654,603
Syndax Pharmaceuticals, Inc.* ............................................... 42,185 812,061
Tandem Diabetes Care Inc* ................................................. 114,604 4,860,356
Teleflex Inc .............................................................. 19,408 4,799,987
Tenet Healthcare Corp.* .................................................... 7,872 1,308,326
Thermo Fisher Scientific, Inc. ................................................ 13,770 8,517,709
UnitedHealth Group, Inc. .................................................... 20,318 11,879,528

Simplify Health Care ETF
Schedule of Investments
(Continued)
September 30,2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Shares Value
Common Stocks (continued)
Health Care (continued)
Veeva Systems, Inc., Class A* ............................................... 3,223 $ 676,411
Zimmer Biomet Holdings Inc ................................................. 3,454 372,859
Zoetis, Inc. ............................................................... 59,801 11,683,919
203,021,607
Industrials – 2.3%
3M Co .................................................................. 39,382 5,383,519
Veralto Corp. ............................................................. 622 69,577
5,453,096
Materials – 7.0%
PureCycle Technologies, Inc.* ............................................... 1,772,056 16,834,532
Total Common Stocks (Cost $215,077,569) ......................................... 230,687,377
Exchange-Traded Funds – 1.1%
Fixed Income Funds – 1.1%
Simplify Short Term Treasury Futures Strategy ETF
(Cost $2,500,787) ....................................................... 109,597 2,519,635
Money Market Funds – 3.0%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(a)
(Cost $7,234,698) ....................................................... 7,234,698 7,234,698
Total Investments – 100.1%
(Cost $224,813,054) ........................................................... $ 240,441,710
Liabilities in Excess of Other Assets – (0.1)% ......................................... (126,264)
Net Assets – 100.0% ............................................................ $ 240,315,446
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2024.
ADR : American Depositary Receipt
Summary of Investment Type††
Investment Categories
% of Net
Assets
Common Stocks ................................................................................. 96.0%
Exchange-Traded Funds ........................................................................... 1.1%
Money Market Funds ............................................................................. 3.0%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%